SUBSEQUENT EVENTS, INTERMEX HOLDINGS, INC. (Q2) (Details) - USD ($)	Jul. 26, 2018	Jul. 20, 2018	Dec. 19, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fintech Merger [Abstract]
Number of shares redeemed (in shares)	4,938,232
Common stock, redemption price	$ 49,811,734
Consideration paid in cash	$ 102,000,000		$ 92,000,000
Consideration paid in equity (in shares)	17,200,000
Common shares, outstanding (in shares)				7,788,595	7,780,627	5,298,333
Intermex Holdings, Inc. and Subsidiaries [Member]
Fintech Merger [Abstract]
Consideration paid in cash			$ 92,000,000
Common shares, outstanding (in shares)				10	10
Intermex Holdings, Inc. and Subsidiaries [Member] | Subsequent Event [Member]
Fintech Merger [Abstract]
Common shares, outstanding (in shares)		36,182,783
Warrants to purchase common stock (in shares)		8,959,999
Shares reserved for issuance (in shares)		3,371,389
Percentage of outstanding common stock owned		48.30%
Intermex Holdings, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Stock Option [Member] | 2018 Equity Compensation Plan [Member]
Fintech Merger [Abstract]
Options granted (in shares)		2,763,219
Intermex Holdings, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Restricted Stock Units [Member] | 2018 Equity Compensation Plan [Member]
Fintech Merger [Abstract]
Restricted stock units granted (in shares)		21,189
Intermex Holdings, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | FinTech [Member]
Fintech Merger [Abstract]
Number of shares redeemed (in shares)		4,938,232
Common stock, redemption price per share (in dollars per share)		$ 10.086957
Common stock, redemption price		$ 49,800,000
Consideration paid in cash		$ 102,000,000
Consideration paid in equity (in shares)		17,200,000
Percentage of outstanding common stock owned		51.70%